Document and Entity Information	May 03, 2023
Risk/Return:
Document Type	497
Document Period End Date	May 03, 2023
Registrant Name	Fidelity Concord Street Trust
Central Index Key	0000819118
Investment Company Type	N-1A
Amendment Flag	false